CONVERTIBLE LOANS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
SUMMARIZES RELATING TO OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes information relating to outstanding and exercisable warrants as of June 30, 2022:

Warrants Outstanding and Exercisable
Number of	Weighted Average Remaining Contractual life	Weighted Average	Valuation as of
Warrants	(in years)	Exercise Price	June 30, 2022	Level
1,931,819	0.29	$0.011	$101,531	3
308,334	3.41	$0.6	$13,585	2
32,500	3.86	$0.6	$1,542	2
300,000	3.86	$0.6	$14,231	2

The following table summarizes information relating to outstanding and exercisable warrants as of December 31st, 2021:

Warrants Outstanding and Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Valuation as of December 31, 2021
1,931,819	0.78	$0.1	$211,622
308,334	3.9	$0.6	$48,270

Warrant [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED

As of June 30, 2022, the estimated fair values of the Warrants were measured according to the data as follows:

As of June 30, 2022
Expected term	0.29 – 3.86 years
Expected average volatility	167%
Expected dividend yield	-
Risk-free interest rate	1.84% - 3%
Common Stock Market Value	$0.044-$0.05

As of December 31, 2021, the estimated fair values of the Warrants were measured according to the data as follows:

As of
December 31,
2021
Expected term	0.78 – 3.90 years
Expected average volatility	185.42% – 195.07%
Expected dividend yield	-
Risk-free interest rate	0.3% - 1.1%
Common Stock Market Value	$0.16

Old CLA [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED

As of June 30, 2022, the estimated fair values of the Convertible Loan measured as follows:

As of June 30, 2022
Expected term	0.51 years
Expected average (Monte Carlo) volatility	167%
Expected dividend yield	-
Risk-free interest rate	2.5%

As of December 31, 2021, the estimated fair values of the Convertible Loan measured as follows:

As of
December 31,
2021
Expected term	1.09 years
Expected average (Monte Carlo) volatility	195.07%
Expected dividend yield	-
Risk-free interest rate	0.7%

New CLA [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED	For the period ended June 30, 2022, the estimated fair values of the Convertible Loan measured as follows:
As of June 30, 2022
Expected term	1.16 years
WACC	25%
For the Year ended December 31, 2021, the estimated fair values of the Convertible Loan measured as follows:
As of
December 31,
2021
Expected term	1.87 years
WACC	25%

Warrants And SPA Agreements [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED	As of June 30, 2022, the estimated fair values of the CLA measured as follows:
As of June 30, 2022
Expected term	1 year
WACC	28%
Expected date to repay	November 24 ,2022
For the Year ended December 31, 2021, the estimated fair values of the CLA measured as follows:
Year ended
December 31,
2021
Expected term	0.87 years
WACC	25%
Expected date to repay	November 24 ,2022

Rest Of The Investors [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED	As of June 30, 2022, the estimated fair values of the CLA measured as follows:
As of June 30, 2022
Expected term	1.34 – 1.41 years
WACC	28%
As of December 31, 2021, the estimated fair values of the CLA measured as follows:
As of
December 31,
2021
Expected term	1.4 – 1.87 years
WACC	25%